T. ROWE PRICE Asia Opportunities Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
CHINA 41.1%
Common Stocks 32.5%
Alibaba Group Holding (HKD) (1) 320,980 4,413
Beijing Capital International Airport, Class H (HKD) (1) 1,318,000 1,002
China Overseas Land & Investment (HKD)  1,089,000 2,941
China Overseas Property Holdings (HKD)  1,850,000 2,420
China Resources Mixc Lifestyle Services (HKD)  223,200 1,286
ENN Energy Holdings (HKD)  120,900 1,822
Haier Smart Home, Class H (HKD)  174,800 645
JD.com, Class A (HKD)  45,104 1,339
Li Ning (HKD)  194,000 1,918
Meituan, Class B (HKD) (1) 99,540 2,225
Ping An Insurance Group, Class H (HKD)  319,500 2,482
Sino Biopharmaceutical (HKD)  1,439,000 837
Sunny Optical Technology Group (HKD)  91,900 1,240
Tencent Holdings (HKD)  159,000 7,748
Tsingtao Brewery, Class H (HKD)  212,000 2,047
Yum China Holdings (HKD)  82,464 4,996
39,361
Common Stocks - China A Shares 8.6%
Fuyao Glass Industry Group, A Shares (CNH)  264,300 1,532
Glodon, A Shares (CNH)  163,800 1,589
Haier Smart Home, A Shares (CNH)  152,300 582
Hongfa Technology, A Shares (CNH)  388,220 2,160
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  77,040 483
Kweichow Moutai, A Shares (CNH)  3,100 850
Shenzhen Inovance Technology, A Shares (CNH)  120,450 1,275
Sungrow Power Supply, A Shares (CNH)  29,900 579
Yixintang Pharmaceutical Group, A Shares (CNH)  299,600 1,352
10,402
Total China (Cost
$42,415
)
49,763
HONG KONG 7.7%
Common Stocks 7.7%
AIA Group  488,400 5,522
DFI Retail Group Holdings (USD)  314,600 1,007
HKT Trust & HKT  1,055,000 1,382
Hysan Development  411,000 1,383
Total Hong Kong (Cost
$7,452
)
9,294

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
INDIA 15.1%
Common Stocks 15.1%
Asian Paints  25,303 846
Axis Bank  341,539 3,651
Bandhan Bank (1) 376,489 1,130
HDFC Bank  167,145 3,294
HDFC Life Insurance  261,655 1,856
Hindustan Unilever  44,181 1,394
ICICI Bank  163,291 1,677
Infosys, ADR (USD)  85,550 1,608
Kotak Mahindra Bank  62,858 1,338
Maruti Suzuki India  13,169 1,436
Total India (Cost
$16,498
)
18,230
INDONESIA 2.1%
Common Stocks 2.1%
Bank Central Asia  4,487,500 2,547
Total Indonesia (Cost
$1,649
)
2,547
NETHERLANDS 1.7%
Common Stocks 1.7%
ASML Holding  3,070 2,031
Total Netherlands (Cost
$764
)
2,031
PHILIPPINES 4.7%
Common Stocks 4.7%
BDO Unibank  614,979 1,387
Jollibee Foods  596,380 2,602
Philippine Seven (1) 1,194,681 1,639
Total Philippines (Cost
$5,104
)
5,628
SINGAPORE 2.5%
Common Stocks 2.5%
DBS Group Holdings  81,100 2,220
Sea, ADR (USD) (1) 13,280 856
Total Singapore (Cost
$2,658
)
3,076

T. ROWE PRICE Asia Opportunities Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 8.2%
Common Stocks 8.2%
Coupang (USD) (1) 22,133 374
LG Chem  3,328 1,878
LG Uplus  137,742 1,246
Samsung Electronics  129,306 6,441
Total South Korea (Cost
$7,892
)
9,939
TAIWAN 13.0%
Common Stocks 13.0%
Chailease Holding  258,269 1,947
MediaTek  44,000 1,063
Taiwan Semiconductor Manufacturing, ADR (USD)  127,330 11,807
Vanguard International Semiconductor  288,000 968
Total Taiwan (Cost
$7,462
)
15,785
THAILAND 0.9%
Common Stocks 0.9%
Airports of Thailand (1) 491,200 1,105
Total Thailand (Cost
$1,121
)
1,105
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.36% (2)(3) 3,101,157 3,101
Total Short-Term Investments (Cost $3,101) 3,101
Total Investments in Securities 99.6%
(Cost $96,116) $ 120,499
Other Assets Less Liabilities 0.4% 534
Net Assets 100.0% $ 121,033
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE Asia Opportunities Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Asia Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.36% $ — $ — $ 23++
Totals $ —# $ — $ 23+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
T. Rowe Price Government
Reserve Fund, 4.36% $ 5,910  ¤  ¤ $ 3,101
Total $ 3,101^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $23 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,101.

T. ROWE PRICE Asia Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Asia Opportunities Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Asia Opportunities Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Asia Opportunities Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Asia Opportunities Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F104-054Q1 01/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,645 $ 102,753 $ — $ 117,398
Short-Term Investments 3,101 — — 3,101
Total $ 17,746 $ 102,753 $ — $ 120,499